Anti-dilution warrants (Tables)	12 Months Ended
Dec. 31, 2025
Anti-dilution warrants
Schedule of significant unobservable input used in measurement of liabilities

Exit probabilities without intermediate funding round	12/31/2025	12/31/2024
Series A, Series B, Series C and Series D	100%	100%

Schedule of sensitivity analysis of liabilities

(in thousands of €)
Sensitivity analysis		12/31/2024
Series A	Base value	—
	Exit probability -5%	30
Series B	Base value	—
	Exit probability -5%	456
Series C	Base value	—
	Exit probability -5%	446
Series D	Base value	—
	Exit probability -5%	521